SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Compensation of directors, supervisors and senior management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant related party transactions
Fees	¥ 683	¥ 780	¥ 756
Basic salaries, housing fund, other allowances and benefits in kind	4,183	4,665	1,849
Pension costs	20	513	234
Total remuneration	4,886	5,958	2,839
Directors, supervisors and senior management
Significant related party transactions
Fees	683	780	756
Basic salaries, housing fund, other allowances and benefits in kind	6,081	6,945	3,953
Pension costs	30	715	482
Total remuneration	¥ 6,794	¥ 8,440	¥ 5,191